CONSOLIDATED INCOME STATEMENT - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Interest Income	$ 78,273,788	$ 54,693,722
Interest Expense	(44,910,325)	(24,819,687)
Net Income from Interest	33,363,463	29,874,035
Fee Income	23,264,260	25,398,461
Fee related Expenses	(3,026,097)	(3,252,835)
Net Fee Income	20,238,163	22,145,626
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	17,352,718	8,461,338
Income from Derecognition of Assets Measured at Amortized Cost	221,639
Gold and Foreign Currency Quotation Differences	3,777,071	3,478,861
Other Operating Income	11,571,913	8,996,632
Underwriting Income from Insurance Business	2,869,319	3,314,912
Loan and other Receivables Loss Provisions	(16,299,727)	(7,293,856)
Net Operating Income	73,094,559	68,977,548
Personnel Expenses	(17,026,247)	(17,088,672)
Administrative Expenses	(16,079,154)	(14,423,557)
Depreciation and Impairment of Assets	(1,651,975)	(1,439,440)
Other Operating Expenses	(16,899,065)	(14,605,226)
Loss on net monetary position	(18,063,668)	(6,823,296)
Operating Income	3,374,450	14,597,357
Share of profit from Associates and Joint Ventures		321,182
Income from Continuing Operations before Taxes	3,374,450	14,918,539
Income Tax from Continuing Operations	(6,912,526)	(7,319,027)
Net Income from Continuing Operations	(3,538,076)	7,599,512
Loss from Discontinued Operations	(259,756)	0
Income Tax from Discontinued Operations	(31,675)	(321,760)
Net (Loss) / Income for the Year	(3,829,507)	7,277,752
(Loss) / Income for the Year Attributable to owners of the Parent	(3,465,822)	6,793,588
(Loss) / Income for the Year Attributable to Non-controlling Interests	(363,685)	484,164
Net (Loss) / Income for the Year	(3,829,507)	7,277,752
(Loss) / Income per Share
(Loss) / Income Attributable to owners of the Parent	(3,465,822)	6,793,588
(Loss) / Income Attributable to owners of the Parent Adjusted for Dilution	$ (3,465,822)	$ 6,793,588
Weighted-Average of Ordinary Shares Outstanding for the Year	1,426,765	1,332,617
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year	1,426,765	1,332,617
Basic (Loss) / Income per Share	$ (2.43)	$ 5.10
Diluted (Loss) / Income per Share	$ (2.43)	$ 5.10